Post-employment benefits	12 Months Ended
Dec. 31, 2020
Disclosure Of Defined Benefit Plans [Abstract]
Post-employment benefits

11. Post-employment benefits

In accordance with the mandatory Swiss pension fund law, all employees of the Company participate in a retirement defined benefit plan. Swiss based pension plans are governed by the Swiss Federal Law on Occupational Retirement, Survivors’ and Disability Pension Plans (the “LPP”), which stipulates that pension plans are to be managed by independent, legally autonomous units. Under the terms of the pension plan, participants are insured against the financial consequences of old age, disability and death. The various insurance benefits are governed by regulations, with the LPP specifying the minimum benefits that are to be provided. The employer and employees pay contributions to the pension plan. In the event the pension plan’s statutory funding falls below a certain level, various measures can be taken to increase funding above such level, such as increasing the current contribution, lowering the interest rate on the retirement account balances or reducing the additional prospective benefits. The employer can also make additional restructuring contributions. Since the risks of death and disability are fully reinsured by an insurance group, the savings plan must be qualified as a defined benefit plan. As required by IAS 19 Employee Benefits, the projected unit credit method has been used in the calculation of present value of the benefit obligations and the related current service cost.

The investment risk is borne by the insurer and the reinsurer respectively, and the investment decision is taken by the board of trustees of the collective insurance.

In 2019, the contributions levels for certain employees was changed, which has been considered as a plan amendment.

in USD ‘000	2020	2019
Change in defined benefit obligation
Defined benefit obligation at January 1,	(24,705)	(14,502)
Current service cost	(1,864)	(1,269)
Interest cost	(46)	(140)
Net benefits paid	4,643	(4,071)
Currency translation effects	(2,208)	(536)
Remeasurements:
Impact of plan amendment	—	527
Effect of changes in demographic assumptions	510	366
Effect of changes in financial assumptions	(418)	(3,037)
Effect in experience assumptions	840	(2,043)
Defined benefit obligation at December 31,	(23,248)	(24,705)

in USD ‘000	2020	2019
Change in plan assets
Fair value of plan assets at January 1,	16,759	10,955
Interest income	31	115
Employer contributions	703	622
Employee contributions	703	622
Net benefits paid	(4,643)	4,071
Currency translation effects	1,427	354
Remeasurements: return on plan assets (excluding interest income)	50	20
Fair value of plan assets at December 31,	15,030	16,759

	Year ended December 31,
in USD ‘000	2020	2019
Components of defined benefit cost
Current service cost	1,864	1,269
Interest expense on defined benefit obligation	46	140
Interest income on plan assets	(31)	(115)
Employee contributions	(703)	(622)
Impact of plan amendment	—	(527)
Total included in staff costs (note 16)	1,176	145

	Year ended December 31,
in USD ‘000	2020	2019
Remeasurements recognized in other comprehensive loss
Effect of changes in demographic assumptions	510	366
Effect of changes in financial assumptions	(418)	(3,037)
Effect in experience assumptions	840	(2,043)
Return on plan assets (excluding interest income)	50	20
Total remeasurements recognized as other comprehensive loss	982	(4,694)
Cumulative amount of remeasurements immediately recognized in other comprehensive loss	(7,837)	(8,819)

	As at December 31,
in USD ‘000	2020	2019
Amounts recognized in the statement of financial position
Defined benefit obligation	(23,248)	(24,705)
Fair value of plan assets	15,030	16,759
Net liability	(8,218)	(7,946)

in USD ‘000	2020	2019
Change in defined benefit liability
Net defined benefit liability at January 1,	(7,946)	(3,547)
Defined benefit cost included in statement of comprehensive loss	(1,176)	(145)
Total remeasurements included in other comprehensive loss	982	(4,694)
Employer contributions	703	622
Currency translation effects	(781)	(182)
Net defined benefit liability at December 31,	(8,218)	(7,946)

As of the date of preparation of these consolidated financial statements, the annual report for 2020 of the pension fund has not yet been issued, and therefore the detailed structures and assets held at December 31, 2020, are not currently available for presentation. The detailed structures and assets held at December 31, 2019, are as follows:

Plan assets	As at December 31, 2019
Cash	0.8%
Bonds	62.5%
Shares	12.1%
Real estate	16.6%
Mortgages	8.0%
Alternative investments	0%
Total	100.0%

The principal actuarial assumptions used were as follows:

	2020	2019
Discount rate	0.10%	0.20%
Salary increase (including inflation)	1.00%	1.00%
Rate of pension increases	0.25%	0.25%
Post-employment mortality table	LPP 2020 G	LPP 2015 G

Sensitivity analysis illustrates the sensitivity of the Group defined benefit obligation at December 31, 2020 by varying the discount rate and the salary increase rate by plus / minus 50 basis points:

in USD ‘000	Discount rate	Discount rate	Salary increase	Salary increase	Rate of pension increase	Rate of pension increase
Sensitivity analysis	plus 50bps	minus 50bps	plus 50bps	minus 50bps	plus 25bps	minus 25bps
Discount rate	0.60%	(0.40)%	0.10%	0.10%	0.10%	0.10%
Salary increase	1.00%	1.00%	1.50%	0.50%	1.00%	1.00%
Rate of pension increases	0.25%	0.25%	0.25%	0.25%	0.50%	0.00%
Defined benefit obligation	(21,223)	(25,594)	(23,305)	(23,195)	(23,809)	(22,717)

Average duration of the defined benefit obligation					2020	2019
Duration in years					18.7	20.2

The methods and types of assumptions used in preparing the sensitivity analysis did not change compared to the prior period.

Expected contributions by the employer to be paid to the post-employment benefit plans during the annual period beginning after the end of the reporting period amount to approximately USD 714,000.